Earnings/(Loss) per share ("EPS") (Tables)	12 Months Ended
Mar. 31, 2020
Profit or loss [abstract]
Computation of Weighted Average Number of Shares
The following reflects the income and share data used in the basic and diluted earnings per share computations:
Computation of weighted average number of shares

For the year ended March 31,	2018	2019	2020
Weighted average number of ordinary shares for basic earnings per share *	3,709,778,760	3,705,502,141	3,702,554,614
Effect of dilution:
Potential ordinary shares relating to share option awards #	7,687,551	15,947,492	21,220,860

Adjusted weighted average number of ordinary shares for diluted earnings per share #	3,717,466,311	3,721,449,633	3,702,554,614

Computation of Basic and Diluted Earnings per Share
Computation of basic and diluted earnings per share
Basic earnings
/(loss)
per share:

For the year ended March 31,	2018	2019	2020	2020
	( ₹ in million except EPS data)	( ₹ in million except EPS data)	( ₹ in million except EPS data)	(US dollars in million except EPS data)
Profit/(Loss) for the year attributable to equity holders of the parent	14,080	49,775	(61,248)	(812)
Weighted average number of ordinary shares for basic earnings per share *	3,709,778,760	3,705,502,141	3,702,554,614	3,702,554,614

Earnings/(Loss) per share	3.80	13.43	(16.54)	(0.22)

Diluted earnings
/(l
oss)
 per share:

For the year ended March 31,	2018	2019	2020	2020
	( ₹ in million except EPS data)	( ₹ in million except EPS data)	( ₹ in million except EPS data)	(US dollars in million except EPS data)
Profit/(Loss) for the year attributable to equity holders of the parent	14,080	49,775	(61,248)	(812)
Adjusted weighted average number of ordinary shares for diluted earnings per share* #	3,717,466,311	3,721,449,633	3,702,554,614	3,702,554,614

Earnings/(Loss) per share #	3.79	13.38	(16.54)	(0.22)

*	After excluding the impact of treasury shares
#	Potential dilutive shares have been considered as anti dilutive for year ended March 31, 2020